Intangible Assets - Schedule of Intangible Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Intangible Assets	$ 1,394	$ 1,184
Accumulated Amortization	819	743
Development in Progress	81	167
Total	656	608
Computer Applications Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets	1,388	1,178
Accumulated Amortization	814	738
Development in Progress	81	167
Total	655	607
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets	6	6
Accumulated Amortization	5	5
Development in Progress	0	0
Total	$ 1	$ 1